9. Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share from profits attributable to the ordinary equity holders of the parent:
Reconciliation of earnings to profit or loss
a. Reconciliation of earnings to profit or loss
Earnings used in calculation of both ordinary and dilutive EPS	11,907	(202,114)	(4,550,604)
b. Earnings used in calculation of both ordinary and dilutive EPS for ongoing operations	11,907	(202,114)	(4,550,604)
c. Weighted average number of ordinary shares outstanding during the year used in calculating basic EPS	40,870,275	40,870,275	40,870,275
Effect of:
Weighted average number of ordinary shares outstanding during the year used in calculating dilutive EPS	40,870,275	40,870,275	40,870,275